Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFITS EXPENSE.
Summary of Employee Expenses

	For the years ended December 31,
	2024	2023	2022
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(144,874,878)	(146,824,150)	(141,118,974)
Post-employment benefit obligations expense	(1,650,001)	(1,454,028)	(1,394,294)
Social security and other contributions	(14,472,300)	(15,071,705)	(14,545,508)
Other employee expenses (*)	(2,939,955)	(9,437,917)	(1,180,617)
Total Employee Benefits Expenses	(163,937,134)	(172,787,800)	(158,239,393)

(*) In 2023, this item includes an amount of ThCh$3,700,000 for restructuring expenses and provisions.